Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [Abstract]
Schedule of Property, Plant and Equipment
	Right-of-use Assets – Vessels USD’000	Vessels USD’000	Dry docking and scrubbers USD’000	Others USD’000	Total USD’000
At 30 June 2025
Cost	239,632	3,517,544	201,523	1,646	3,960,345
Accumulated depreciation and impairment charge	(216,058)	(1,057,903)	(92,459)	(991)	1,367,410
Net book value	23,574	2,459,641	109,064	655	2,592,934

	Right-of-use Assets – Vessels USD’000	Vessels USD’000	Dry docking and scrubbers USD’000	Others USD’000	Total USD’000
At 31 December 2024
Cost	221,713	3,510,379	156,844	1,578	3,890,514
Accumulated depreciation and impairment charge	(203,052)	(989,156)	(89,899)	(845)	(1,282,952)
Net book value	18,661	2,521,223	66,945	733	2,607,562

Current and Next Average Purchase Option Price of Firm Charters
The Group has firm charters in place up till 2026 for these vessels. The current and next average purchase option price are as follows:

USD’000	Current average purchase option price[1]	Next average purchase option price
LR1	40,333	39,833
MR	30,626	30,243
[1] The purchase option price decreases by a fixed amount per year, or on a pro-rata basis based on individual contract terms. Prior notice period of three to four months are required before exercise of options. The value of the purchase options amount to USD 52 million as at the end of the current reporting period.

Time Chartered-in days and Average Time Charter Rates for Vessels

The time chartered-in days and average time charter rates for these vessels are as follows:

	2025	2026
TC in (Days)[2]
LR1 (with purchase option)	730	425
MR (with purchase option)	2,156	665

Average TC in rate (USD/Day)
LR1 (with purchase option)	19,247	19,450
MR (with purchase option)	16,485	16,660

[2] Based on firm charter period and does not include optional periods exercisable by Hafnia.